Note 14 - Earnings Per Share (Detail) - Computation of basic and diluted earnings per share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net income for purposes of calculating basic and diluted earnings per share (in Dollars)	$ 15,996	$ 12,026	$ 11,539
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic (in Dollars per share)	$ 0.26	$ 0.19	$ 0.19
Diluted (in Dollars per share)	$ 0.25	$ 0.19	$ 0.18